Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-based Compensation Expense Recognized

Stock‑based compensation expense recognized was as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2020	2019	2020
Research and development	$13	$43	$42	$62
General and administrative	56	68	147	156
Total stock-based compensation expense	$69	$111	$189	$218

Stock‑based compensation expense recognized was as follows (in thousands):

	Year Ended December 31,
	2018	2019
Research and development	$53	$55
General and administrative	143	198
Total stock-based compensation expense	$196	$253

Weighted-Average Assumptions used in Estimating Fair Value of each Stock Options using Black-Scholes Option-Pricing Model

The fair value of each stock option was estimated using the Black‑Scholes option‑pricing model with the following weighted-average assumptions:

	Nine Months Ended September 30,
	2019	2020
Risk-free interest rate	1.58%	0.49%
Expected volatility	74.59%	80.11%
Expected term (in years)	6.59	6.93
Expected dividend yield	—	—

The fair value of each stock option was estimated using the Black‑Scholes option‑pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2018	2019
Risk-free interest rate	2.6%	1.6%
Expected volatility	76.3%	75.0%
Expected term (in years)	6.6	6.5
Expected dividend yield	—	—

Summary of Option Activity

A summary of option activity for the nine months ended September 30, 2020 was as follows:

	Available for Grant	Shares	Weighted- Average Exercise price per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Balance at December 31, 2019	399,737	1,514,770	$1.03	7.16	$500
Authorized	4,343,534	—
Granted	(994,293)	994,293	16.20
Exercised	—	(540,334)	1.00
Forfeited/expired	41,301	(41,301)	1.35
Balance at September 30, 2020	3,790,279	1,927,428	$8.85	8.18	$18,521
Expected to vest		1,298,059	$12.71	9.52	$7,460
Options exercisable		629,373	$0.89	5.43	$11,061

A summary of option activity was as follows:

	Available for Grant	Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Balance at December 31, 2018	220,675	1,263,831	$0.93
Authorized	511,966
Granted	(351,819)	351,819	1.35
Exercised		(81,965)	0.89
Forfeited/expired	18,915	(18,915)	1.35
Balance at December 31, 2019	399,737	1,514,770	$1.03	7.16	$500
Expected to vest		593,093	$1.35	8.79	$18
Options exercisable		921,677	$0.83	6.11	$477

Summary of Stock Options Outstanding and Exercisable

Stock options outstanding and exercisable consisted of the following at September 30, 2020:

	Employees and Directors		Non-employees
Exercise Price ($)	Shares Outstanding	Shares Exercisable	Shares Outstanding	Shares Exercisable
0.16	75,660	75,660	12,611	12,611
0.48	162,353	162,353	—	—
1.00	—	—	37,830	37,830
1.04	70,933	70,933	31,525	31,525
1.19	52,645	38,878	34,677	34,677
1.31	63,050	63,050	—	—
1.35	294,754	27,529	116,642	63,049
1.49	31,525	10,508	—	—
17.00	747,770	770	195,453	—
Total	1,498,690	449,681	428,738	179,692

Stock options outstanding and exercisable consisted of the following at December 31, 2019:

	Employees and Directors		Non-employees
Exercise Price ($)	Share Options Outstanding	Share Options Exercisable	Share Options Outstanding	Share Options Exercisable
0.16	75,660	75,660	15,762	15,762
0.48	288,453	288,453	—	—
1.00	—	—	37,830	37,830
1.04	241,164	194,139	81,965	81,964
1.19	66,517	47,392	34,677	34,677
1.31	63,050	63,050	—	—
1.35	414,237	22,067	163,930	60,684
1.49	31,525	—	—	—
Total	1,180,606	690,760	334,164	230,917

Summary of RSA Activity

A summary of RSA activity for the nine months ended September 30, 2020 was as follows:

	Share Equivalent	Weighted- Average Grant Date Fair Value
Non-vested at December 31, 2019	8,407	1.35
Granted	—	—
Vested	(4,203)	1.35
Non-vested at September 30, 2020	4,204	$1.35

A summary of RSA activity was as follows:

	Share Equivalent	Weighted- Average Grant Date Fair Value
Non-vested at December 31, 2018	12,610	$1.35
Granted	—	—
Vested	(4,203)	1.35
Non-vested at December 31, 2019	8,407	$1.35